Significant Accounting Policies (Details) ₪ in Thousands, $ in Millions	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 ILS (₪)
Significant Accounting Policies [Line Items]
Equity attributable to shareholders of the Company	₪ 1,246,000	[1]	$ 359	₪ 1,170,000
Non-controlling interests	1,840,000	[1]	531	2,131,000
Total equity	3,086,000		$ 890	₪ 3,301,000	$ 952	₪ 3,391,000	$ 882	₪ 3,588,000
As previously reported [Member]
Significant Accounting Policies [Line Items]
Net subscriber acquisition asset (stated as deferred expenses and non-current investments)	4
Equity attributable to shareholders of the Company	1,224,000
Non-controlling interests	1,778,000
Total equity	3,002,000
Change [Member]
Significant Accounting Policies [Line Items]
Net subscriber acquisition asset (stated as deferred expenses and non-current investments)	111
Equity attributable to shareholders of the Company	22,000
Non-controlling interests	62,000
Total equity	84,000
In accordance with IFRS15 [Member]
Significant Accounting Policies [Line Items]
Net subscriber acquisition asset (stated as deferred expenses and non-current investments)	115
Equity attributable to shareholders of the Company	1,246,000
Non-controlling interests	1,840,000
Total equity	₪ 3,086,000

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.